Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	137,634,560	137,634,560	137,634,560
Common stock, shares issued	[1]	7,634,560	7,634,560	7,634,560
Common stock, shares outstanding	[1]	7,634,560	7,634,560	7,634,560
Class B Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	12,365,440	12,365,440	12,365,440
Common stock, shares issued	[1]	12,365,440	12,365,440	12,365,440
Common stock, shares outstanding	[1]	12,365,440	12,365,440	12,365,440

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).